Note 7 - Short-Term Investments	12 Months Ended
Dec. 31, 2012
Short Term Investments [Text Block]
7.	SHORT-TERM INVESTMENTS

The Group measured the held-to-maturity securities at amortized cost. As of December 31, 2011 and 2012, the Group's held-to-maturity securities consisted of trust fund and financial product issued by bank carried at amortized cost of $9,722,484 and $2,639,589, respectively. Gains from the held- to-maturity were recognized in the consolidated statement of operations for the year ended December 31, 2011 and 2012 were $283,889 and $367,520, respectively.

The Group measured the trading securities at fair value based on quoted market prices in an active market. As a result the Group has determined the valuation of its trading securities falls within Level 1of the fair value hierarchy. As of December 31, 2011 and 2012, the fair value of trading securities was $54,772 and nil, respectively. Gains from the trading securities were recognized in the consolidated statement of operations for the years ended December 31, 2010, 2011 and 2012 were $1,138,147, $266,705 and $113,152, respectively.

The following provides additional information concerning the Group's available-for-sale securities which consist of a stock fund issued by certain financial institution:

	As of December 31, 2011
	Costs	Gross unrealized losses	Exchange difference	Fair value

Available-for-sale securities	952,411	(38,185)	9,356	923,582
Total	952,411	(38,185)	9,356	923,582

The Group classified this investment as available-for-sale securities and reported it at the fair value shown in the weekly statement provided by the financial institution which the Group believes a Level 3 valuation.

The following table presents changes in level 3 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2011 and 2012, respectively:

	December 31,
	2011	2012

Beginning balance	-	$923,582
Purchases	16,090,819	-
Redemption	(15,876,624)	916,228
Realized gain (loss)	481,850	(45,567)
Unrealized loss	(38,185)	38,185
Exchange difference	265,722	28

Ending balance	923,582	-

The following table provides additional information on the realized gains of the sale of available-for-sale securities as of December 31, 2011 and 2012, respectively. For purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2012
	Proceeds	Costs	Losses	Exchange difference

Available-for-sale securities	916,200	952,411	(45,567)	9,384
Total	916,200	952,411	(45,567)	9,384

	Year ended December 31, 2011
	Proceeds	Costs	Gains	Exchange difference

Available-for-sale securities	15,876,624	15,138,408	481,850	256,366
Total	15,876,624	15,138,408	481,850	256,366